Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Income Taxes

The components of the Provision for income taxes for the years ended December 31, were as follows:

	2012	2011
	(Dollars in thousands)
Current tax provision	$2,449	$524
Deferred tax provision (benefit)	(786)	595
	$1,663	$1,119

The total provision for income taxes differs from the amounts computed at the statutory federal income tax rate of 34% primarily due to the following for the years ended December 31:

	2012	2011
	(Dollars in thousands)
Computed “expected” tax expense	$2,892	$2,155
Tax exempt interest	(510)	(424)
Increase in cash surrender value of life insurance	(135)	(36)
Tax credits	(597)	(557)
Other	13	(19)
	$1,663	$1,119

Listed below are the significant components of the net deferred tax asset at December 31:

	2012	2011
	(Dollars in thousands)
Components of the deferred tax asset
Bad debts	$1,405	$1,239
Nonaccrual loan interest	353	307
Deferred compensation	384	417
Net pension liability	923	1,931
Core deposit intangible	31	11
Other	329	110
Total deferred tax asset	3,425	4,015

Components of the deferred tax liability
Depreciation	(482)	(521)
Mortgage servicing rights	(368)	(278)
Limited partnership investments	(134)	(211)
Unrealized gain on investment securities available-for-sale	(262)	(460)
Goodwill	(80)	(29)
Total deferred tax liability	(1,326)	(1,499)
Net deferred tax asset	$2,099	$2,516

Deferred tax assets are recognized subject to management's judgment that it is more likely than not that the deferred tax asset will be realized. Based on the temporary taxable items, historical taxable income and estimates of future taxable income, the Company believes that it is more likely than not that the deferred tax assets at December 31, 2012 will be realized and therefore no valuation allowance is warranted.

Net deferred income tax assets are included in Other assets in the balance sheet at December 31, 2012 and 2011.

Based on management's evaluation, management has concluded that there were no significant uncertain tax positions requiring recognition in the Company's financial statements at December 31, 2012 and 2011. Although the Company is not currently the subject of a tax examination by the Internal Revenue Service ("IRS"), the Company's tax years ended December 31, 2009 through 2011 are open to examination by the IRS under the applicable statute of limitations. The 2012 tax return has not yet been filed.

The Company may from time to time be assessed interest and/or penalties by federal or state tax jurisdictions, although any such assessments historically have been minimal and immaterial to the Company's financial results. In the event that the Company receives an assessment for interest and/or penalties, it will be classified in the financial statements as Other expenses.